SCHEDULE OF INVESTMENTS
Thornburg Ultra Short Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 5.6%
	U.S. Treasury Bills, 4.258% due 9/18/2025	$3,000,000	$ 2,972,926
	U.S. Treasury Notes,
	0.75% due 4/30/2026	1,500,000	1,459,336
	2.875% due 7/31/2025	2,500,000	2,496,484
	3.75% due 8/31/2026	2,050,000	2,045,035
	4.00% due 2/15/2026	1,000,000	998,711
	4.125% due 1/31/2027	3,000,000	3,014,063
	5.00% due 8/31/2025	2,000,000	2,001,484
	Total U.S. Treasury Securities (Cost $14,949,169)		14,988,039
	U.S. Government Agencies — 0.0%
	Small Business Administration Participation Certificates,
	Series 2005-20K Class 1, 5.36% due 11/1/2025	596	598
	Series 2009-20E Class 1, 4.43% due 5/1/2029	8,005	8,000
	Total U.S. Government Agencies (Cost $8,642)		8,598
	Mortgage Backed — 2.2%
[a,b]	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-A Class A1, 3.50% due 10/25/2061	1,063,926	1,029,642
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2019-1 Class A1, 3.805% due 1/25/2049	12,810	12,399
[a,b]	Series 2019-3 Class A1, 2.962% due 10/25/2048	13,062	12,273
[a,b]	COLT Mortgage Pass-Through Certificates, Whole Loan Securities Trust CMO, Series 2021-1R Class A1, 0.857% due 5/25/2065	183,367	157,504
[a,b]	CSMC Trust, CMBS, Series 2021-BPNY Class A, 8.141% (TSFR1M + 3.83%) due 8/15/2026	288,679	270,940
[a,b]	CSMC Trust, Whole Loan Securities Trust CMO, Series 2020-NQM1 Class A1, 2.208% due 5/25/2065	57,213	54,625
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[b]	Series 2017-3 Class HA, 3.25% due 7/25/2056	22,795	21,423
[b]	Series 2018-1 Class HA, 3.00% due 5/25/2057	15,996	14,930
[b]	Series 2018-2 Class HA, 3.00% due 11/25/2057	58,951	55,798
	Federal National Mtg Assoc., Pool BZ3061, 5.26% due 2/1/2030	650,000	668,173
	Federal National Mtg Assoc., UMBS Collateral, Pool MA3557, 4.00% due 1/1/2029	14,487	14,413
[a,b]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	7,888	7,315
	GCAT Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	142,139	135,030
[a,b]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	89,258	82,742
[a,b,c]	Greystone Commercial Real Estate Notes Ltd., CMBS, Series 2021-FL3 Class A, 5.446% (TSFR1M + 1.13%) due 7/15/2039	46,103	46,074
	JPMBB Commercial Mortgage Securities Trust, CMBS, Series 2015-C31 Class A3, 3.801% due 8/15/2048	180,626	179,806
[a,b]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	36,544	35,922
[a,b]	MFA Trust, Whole Loan Securities Trust CMO, Series 2022-CHM1 Class A1, 4.875% due 9/25/2056	430,155	422,110
[a,b]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2017-5A Class A1, 5.934% (TSFR1M + 1.61%) due 6/25/2057	9,911	10,045
[a,b]	Redwood Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 7.745% due 12/25/2054	596,773	600,797
[a,b]	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class A1, 2.703% due 9/25/2059	45,703	45,439
[a,b]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-SH1 Class M1, 3.223% due 1/28/2050	686,127	672,330
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[a,b]	Series 2017-6 Class A1, 2.75% due 10/25/2057	87,238	85,443
[a,b]	Series 2018-2 Class A1, 3.25% due 3/25/2058	9,141	9,013
[a,b]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	297,043	293,985
[a,b]	Verus Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-INV3 Class A1B, 3.192% due 11/25/2059	84,562	83,490
[a,b]	Vista Point Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A3, 3.201% due 3/25/2065	820,094	807,871
	Total Mortgage Backed (Cost $5,888,544)		5,829,532
	Asset Backed Securities — 33.9%
	Auto Receivables — 17.6%
	ACM Auto Trust,
[a]	Series 2024-1A Class B, 11.40% due 1/21/2031	217,600	221,597
[a]	Series 2024-2A Class A, 6.06% due 2/20/2029	166,442	166,690
	American Credit Acceptance Receivables Trust,
[a]	Series 2022-1 Class D, 2.46% due 3/13/2028	463,765	463,008
[a]	Series 2023-1 Class C, 5.59% due 4/12/2029	410,008	410,616
[a]	Series 2023-4 Class B, 6.63% due 2/14/2028	632,553	633,570
	AmeriCredit Automobile Receivables Trust,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Series 2021-3 Class B, 1.17% due 8/18/2027	$ 140,885	$ 140,630
	Series 2022-2 Class B, 4.81% due 4/18/2028	1,470,000	1,469,870
	Arivo Acceptance Auto Loan Receivables Trust,
[a]	Series 2022-1A Class A, 3.93% due 5/15/2028	108,328	108,128
[a]	Series 2024-1A Class A, 6.46% due 4/17/2028	793,338	798,070
[a]	AutoNation Finance Trust, Series 2025-1A Class A2, 4.72% due 4/10/2028	2,600,000	2,604,547
[a]	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A Class A, 2.33% due 8/20/2026	500,000	498,826
	BOF URSA VI Funding Trust I,
[a]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	88,731	89,554
[a]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	248,635	250,277
[a]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	470,413	476,688
	Carvana Auto Receivables Trust,
[a]	Series 2020-N1A Class E, 5.20% due 7/15/2027	481,529	481,315
	Series 2021-P1 Class A4, 0.86% due 1/11/2027	47,621	47,543
[a]	Series 2023-N3 Class A, 6.41% due 9/10/2027	69,325	69,434
[a]	Series 2023-N3 Class B, 6.45% due 5/10/2028	1,150,000	1,159,426
[a]	Series 2023-P2 Class A3, 5.42% due 4/10/2028	617,380	619,149
	CPS Auto Receivables Trust,
[a]	Series 2022-A Class D, 2.84% due 4/16/2029	936,106	926,280
[a]	Series 2023-D Class B, 6.78% due 3/15/2028	939,132	943,098
[a]	Series 2024-C Class A, 5.88% due 2/15/2028	1,444,380	1,449,087
[a]	Drive Auto Receivables Trust, Series 2021-3 Class D, 1.94% due 6/15/2029	523,573	513,867
	DT Auto Owner Trust,
[a]	Series 2021-3A Class D, 1.31% due 5/17/2027	1,463,431	1,443,375
[a]	Series 2023-2A Class C, 5.79% due 2/15/2029	363,000	365,428
[a]	Enterprise Fleet Financing LLC, Series 2022-2 Class A2, 4.65% due 5/21/2029	11,789	11,782
	Exeter Automobile Receivables Trust,
	Series 2021-1A Class D, 1.08% due 11/16/2026	31,112	31,064
	Series 2022-2A Class D, 4.56% due 7/17/2028	500,000	498,660
	Series 2022-3A Class C, 5.30% due 9/15/2027	325,149	325,425
	Series 2022-4A Class D, 5.98% due 12/15/2028	745,000	750,274
	Series 2022-5A Class C, 6.51% due 12/15/2027	354,209	355,414
	FHF Issuer Trust,
[a]	Series 2024-1A Class A2, 5.69% due 2/15/2030	550,537	554,415
[a]	Series 2024-3A Class A2, 4.94% due 11/15/2030	530,630	531,832
[a]	FHF Trust, Series 2022-2A Class A, 6.14% due 12/15/2027	226,147	226,966
	Flagship Credit Auto Trust,
[a]	Series 2022-1A Class F, 2.50% due 9/15/2026	384,515	382,930
[a]	Series 2022-4 Class B, 6.78% due 10/15/2027	1,050,000	1,055,887
[a]	Series 2024-1 Class A2, 5.64% due 3/15/2028	963,275	966,188
[a]	Foursight Capital Automobile Receivables Trust, Series 2022-2 Class B, 5.19% due 10/15/2027	181,335	181,348
	GLS Auto Receivables Issuer Trust,
[a]	Series 2021-1A Class D, 1.68% due 1/15/2027	35,723	35,676
[a]	Series 2021-4A Class D, 2.48% due 10/15/2027	343,445	338,861
[a]	Series 2022-1A Class D, 3.97% due 1/18/2028	738,769	734,407
[a]	Series 2024-3A Class A2, 5.35% due 8/16/2027	332,860	333,371
[a]	GLS Auto Select Receivables Trust, Series 2023-1A Class A3, 5.96% due 10/16/2028	500,000	504,745
[a,b]	Kinetic Advantage Master Owner Trust, Series 2024-1A Class A, 6.954% (SOFR30A + 2.65%) due 11/15/2027	1,350,000	1,354,371
	Lendbuzz Securitization Trust,
[a]	Series 2022-1A Class A, 4.22% due 5/17/2027	171,627	170,914
[a]	Series 2024-3A Class A2, 4.97% due 10/15/2029	850,626	850,459
[a]	Lobel Automobile Receivables Trust, Series 2023-2 Class A, 7.59% due 4/16/2029	467,581	468,338
	Octane Receivables Trust,
[a]	Series 2022-2A Class A, 5.11% due 2/22/2028	220,830	220,859
[a]	Series 2023-3A Class A2, 6.44% due 3/20/2029	578,723	582,519
[a]	Series 2024-2A Class A2, 5.80% due 7/20/2032	1,146,593	1,154,531
	OneMain Direct Auto Receivables Trust,
[a]	Series 2019-1A Class A, 3.63% due 9/14/2027	438,660	437,690
[a]	Series 2021-1A Class A, 0.87% due 7/14/2028	397,252	394,753
[a]	Series 2022-1A Class A1, 4.65% due 3/14/2029	806,684	805,728
[a,c]	Oscar U.S. Funding XIV LLC, Series 2022-1A Class A4, 2.82% due 4/10/2029	1,033,454	1,016,984
[a,c]	Oscar U.S. Funding XV LLC, Series 2023-1A Class A2, 6.07% due 9/10/2026	58,964	58,988
[a]	Prestige Auto Receivables Trust, Series 2025-1A Class A2, 4.87% due 12/15/2027	480,000	480,228

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Research-Driven Pagaya Motor Asset Trust,
[a]	Series 2023-3A Class A, 7.13% due 1/26/2032	$ 609,929	$ 612,525
[a]	Series 2023-4A Class A, 7.54% due 3/25/2032	1,312,931	1,322,655
[a]	Research-Driven Pagaya Motor Trust, Series 2024-1A Class A, 7.09% due 6/25/2032	145,847	147,221
	SAFCO Auto Receivables Trust,
[a]	Series 2024-1A Class A, 6.51% due 3/20/2028	185,380	185,804
[a]	Series 2025-1A Class A, 5.46% due 9/10/2029	603,987	608,299
[a]	Santander Bank Auto Credit-Linked Notes, Series 2022-B Class F, 11.91% due 8/16/2032	565,516	569,902
	Santander Drive Auto Receivables Trust,
	Series 2022-4 Class B, 4.42% due 11/15/2027	1,892,204	1,891,086
	Series 2024-4 Class A2, 5.41% due 7/15/2027	397,501	397,870
[a]	SBNA Auto Receivables Trust, 5.12% due 3/17/2031	2,620,000	2,620,358
	Tricolor Auto Securitization Trust,
[a]	9.80% due 7/16/2029	1,250,000	1,257,654
[a]	Series 2023-1A Class D, 8.56% due 7/15/2027	796,235	802,495
[a]	Series 2024-2A Class A, 6.36% due 12/15/2027	365,474	366,542
[a]	Series 2024-3A Class A, 5.22% due 6/15/2028	229,872	230,126
	Veros Auto Receivables Trust,
[a]	Series 2024-1 Class A, 6.28% due 11/15/2027	496,186	498,006
[a]	Series 2025-1 Class A, 5.31% due 9/15/2028	1,837,570	1,840,636
	Westlake Automobile Receivables Trust,
[a]	Series 2021-2A Class D, 1.23% due 12/15/2026	191,890	191,452
[a]	Series 2021-3A Class D, 2.12% due 1/15/2027	524,018	520,980
[a]	Series 2022-2A Class D, 5.48% due 9/15/2027	1,225,000	1,227,620
			47,456,911
	Credit Card — 0.2%
[a]	Mission Lane Credit Card Master Trust, Series 2023-B Class A, 7.69% due 11/15/2028	500,000	500,435
			500,435
	Other Asset Backed — 15.2%
	Affirm Asset Securitization Trust,
[a]	Series 2021-Z2 Class A, 1.17% due 11/16/2026	4,183	4,184
[a]	Series 2024-X2 Class A, 5.22% due 12/17/2029	692,680	693,153
[a]	AMCR ABS Trust, Series 2024-A Class A, 6.26% due 8/18/2031	907,064	910,598
[a]	Aqua Finance Trust, Series 2020-AA Class A, 1.90% due 7/17/2046	333,622	308,257
[a]	Auxilior Term Funding LLC, Series 2024-1A Class A2, 5.84% due 3/15/2027	869,611	874,013
	BHG Securitization Trust,
[a]	Series 2021-B Class B, 1.67% due 10/17/2034	447,938	437,424
[a]	Series 2022-C Class B, 5.93% due 10/17/2035	1,952,940	1,953,780
[a]	CCG Receivables Trust, Series 2022-1 Class A2, 3.91% due 7/16/2029	64,224	64,143
[a]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	362,954	359,221
[a]	ClickLease Equipment Receivables Trust, Series 2024-1 Class B, 7.34% due 2/15/2030	1,167,316	1,171,690
	Crossroads Asset Trust,
[a]	Series 2022-A Class A, 6.35% due 4/21/2031	121,435	121,724
[a]	Series 2025-A Class A2, 4.91% due 2/20/2032	1,300,000	1,303,888
[a]	DailyPay Securitization Trust, Series 2025-1A Class A, 5.63% due 6/25/2028	1,250,000	1,258,850
[a]	Dell Equipment Finance Trust, Series 2023-1 Class A3, 5.65% due 9/22/2028	570,532	571,732
[a]	Dext ABS LLC, Series 2023-2 Class A2, 6.56% due 5/15/2034	238,370	240,177
	Foundation Finance Trust,
[a]	Series 2019-1A Class B, 4.22% due 11/15/2034	699,593	697,615
[a]	Series 2020-1A Class A, 3.54% due 7/16/2040	290,363	289,105
	FREED ABS Trust,
[a]	Series 2022-1FP Class D, 3.35% due 3/19/2029	659,020	654,929
[a]	Series 2022-3FP Class D, 7.36% due 8/20/2029	1,886,063	1,887,877
[a,b]	Gracie Point International Funding LLC, Series 2023-2A Class A, 6.598% (SOFR90A + 2.25%) due 3/1/2027	161,650	161,908
[a]	GreenSky Home Improvement Issuer Trust, Series 2024-2 Class A2, 5.25% due 10/27/2059	270,429	270,769
[a]	GreenSky Home Improvement Trust, Series 2024-1 Class A2, 5.88% due 6/25/2059	295,234	296,952
[a]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34% due 7/25/2033	19,468	19,158
	LendingPoint Pass-Through Trust,
[a]	Series 2022-ST1 Class A, 2.50% due 3/15/2028	17,783	17,765
[a]	Series 2022-ST2 Class A, 3.25% due 4/15/2028	17,438	17,420
[a]	Series 2022-ST3 Class A, 4.00% due 5/15/2028	32,941	32,918

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	LL ABS Trust,
[a]	Series 2022-1A Class D, 7.83% due 11/15/2029	$1,150,000	$ 1,151,665
[a]	Series 2022-2A Class C, 8.40% due 5/15/2030	190,990	191,217
	Marlette Funding Trust,
[a]	Series 2021-3A Class C, 1.81% due 12/15/2031	101,629	101,629
[a]	Series 2022-3A Class C, 6.89% due 11/15/2032	1,352,102	1,356,988
[a]	Series 2023-2A Class B, 6.54% due 6/15/2033	401,874	402,670
[a]	Series 2024-1A Class A, 5.95% due 7/17/2034	154,184	154,374
[a]	NetCredit Combined Receivables LLC, Series 2024-A Class A, 7.43% due 10/21/2030	304,171	305,466
[a]	NMEF Funding LLC, Series 2022-A Class C, 3.86% due 10/16/2028	2,000,000	1,984,941
	Oportun Issuance Trust,
[a]	Series 2021-B Class A, 1.47% due 5/8/2031	302,378	296,047
[a]	Series 2021-C Class A, 2.18% due 10/8/2031	1,294,390	1,267,874
[a]	Series 2022-A Class B, 5.25% due 6/9/2031	770,000	770,072
[a]	Pagaya AI Debt Selection Trust, Series 2021-HG1 Class A, 1.22% due 1/16/2029	35,047	34,806
	Pagaya AI Debt Trust,
[a]	Series 2023-5 Class C, 9.099% due 4/15/2031	989,403	995,860
[a]	Series 2023-7 Class B, 7.549% due 7/15/2031	26,579	26,592
[a]	Series 2024-1 Class A, 6.66% due 7/15/2031	230,416	231,470
[a]	Pawneee Equipment Receivables LLC, Series 2021-1 Class D, 2.75% due 7/15/2027	1,000,000	987,882
	Prosper Marketplace Issuance Trust,
[a]	Series 2023-1A Class B, 7.48% due 7/16/2029	514,856	515,679
[a]	Series 2023-1A Class C, 8.29% due 7/16/2029	1,300,000	1,314,396
[a]	Series 2024-1A Class A, 6.12% due 8/15/2029	294,351	294,727
	Reach ABS Trust,
[a]	Series 2024-2A Class A, 5.88% due 7/15/2031	536,866	538,927
[a]	Series 2025-1A Class A, 4.96% due 8/16/2032	179,320	179,085
[a]	Regional Management Issuance Trust, Series 2022-1 Class A, 3.07% due 3/15/2032	2,638,192	2,618,550
[a]	Republic Finance Issuance Trust, Series 2021-A Class A, 2.30% due 12/22/2031	1,131,314	1,123,357
[a]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	805,430	787,276
[a]	SoFi Consumer Loan Program Trust, 4.82% due 6/25/2034	1,500,000	1,502,153
[a]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	169,833	160,649
[a]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	1,660,000	1,638,294
	Theorem Funding Trust,
[a]	Series 2022-2A Class A, 6.06% due 12/15/2028	325,366	325,455
[a]	Series 2022-3A Class A, 7.60% due 4/15/2029	241,482	241,985
[a]	Upgrade Master Pass-Thru Trust, Series 2025-ST4 Class A, 5.495% due 8/16/2032	1,000,000	1,000,000
[a]	Upgrade Receivables Trust, Series 2024-1A Class A, 5.37% due 2/18/2031	1,246,472	1,247,435
[a]	Upstart Pass-Through Trust, Series 2021-ST4 Class A, 2.00% due 7/20/2027	35,852	35,591
	Upstart Securitization Trust,
[a]	5.22% due 6/20/2035	400,000	400,704
[a]	Series 2021-3 Class C, 3.28% due 7/20/2031	280,871	278,092
[a]	Series 2023-3 Class A, 6.90% due 10/20/2033	685,714	690,083
[a]	Series 2024-1 Class A, 5.33% due 11/20/2034	209,513	209,896
[a]	Series 2025-1 Class A, 5.45% due 4/20/2035	667,030	667,840
[a]	Upstart Structured Pass-Through Trust, Series 2022-4A Class B, 8.54% due 11/15/2030	210,792	212,014
			40,860,991
	Student Loan — 0.9%
	Laurel Road Prime Student Loan Trust,
[a]	Series 2019-A Class A2FX, 2.73% due 10/25/2048	27,749	27,749
[a]	Series 2020-A Class A2FX, 1.40% due 11/25/2050	340,764	316,095
	National Collegiate Student Loan Trust,
[b]	Series 2006-1 Class A5, 4.784% (TSFR1M + 0.46%) due 3/25/2033	645,985	634,757
[b]	Series 2006-4 Class A4, 4.744% (TSFR1M + 0.42%) due 5/25/2032	91,476	90,671
[a,b]	Navient Private Education Loan Trust, Series 2018-BA Class A2B, 5.146% (TSFR1M + 0.83%) due 12/15/2059	11,692	11,670
[a,b]	Navient Student Loan Trust, Series 2019-BA Class A2B, 5.406% (TSFR1M + 1.09%) due 12/15/2059	360,223	359,092
	Nelnet Student Loan Trust,
[a,b]	Series 2012-2A Class A, 5.22% (SOFR30A + 0.91%) due 12/26/2033	41,672	41,310
[a,b]	Series 2015-3A Class A2, 5.02% (SOFR30A + 0.71%) due 2/27/2051	9,979	9,953
[a,b]	Series 2021-DA Class AFL, 5.122% (TSFR1M + 0.80%) due 4/20/2062	87,758	87,016
[a,b,c]	Prodigy Finance DAC, Series 2021-1A Class A, 5.684% (TSFR1M + 1.36%) due 7/25/2051	34,868	34,870
	SLM Student Loan Trust,
[b]	Series 2013-4 Class A, 4.97% (SOFR30A + 0.66%) due 6/25/2043	15,598	15,209
[b]	Series 2013-6 Class A3, 5.07% (SOFR30A + 0.76%) due 6/26/2028	101,118	99,561

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	SMB Private Education Loan Trust,
[a,b]	Series 2017-A Class A2B, 5.326% (TSFR1M + 1.01%) due 9/15/2034	$ 16,947	$ 16,944
[a,b]	Series 2017-B Class A2B, 5.176% (TSFR1M + 0.86%) due 10/15/2035	275,129	274,518
[a,b]	Series 2018-B Class A2B, 5.146% (TSFR1M + 0.83%) due 1/15/2037	215,082	214,463
[a,b]	Series 2018-C Class A2B, 5.176% (TSFR1M + 0.86%) due 11/15/2035	54,173	53,928
[a,b]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 5.132% (TSFR1M + 0.81%) due 11/20/2061	58,066	57,947
			2,345,753
	Total Asset Backed Securities (Cost $91,114,904)		91,164,090
	Corporate Bonds — 45.6%
	Automobiles & Components — 0.8%
	Automobiles — 0.8%
[b]	American Honda Finance Corp., 5.016% (SOFR + 0.62%) due 12/11/2026	569,000	569,410
	Hyundai Capital America,
[a]	4.875% due 6/23/2027	500,000	502,835
[a]	5.45% due 6/24/2026	1,000,000	1,008,040
			2,080,285
	Banks — 0.4%
	Banks — 0.4%
[b]	Bank of New York Mellon, 4.587% (SOFR + 0.69%) due 4/20/2027	1,000,000	1,002,620
			1,002,620
	Capital Goods — 2.1%
	Aerospace & Defense — 1.1%
	Northrop Grumman Systems Corp., 7.875% due 3/1/2026	1,250,000	1,272,538
	RTX Corp., 3.95% due 8/16/2025	1,750,000	1,747,427
	Industrial Conglomerates — 0.5%
	Lennox International, Inc., 1.35% due 8/1/2025	1,500,000	1,495,230
	Machinery — 0.5%
	Regal Rexnord Corp., 6.05% due 2/15/2026	1,250,000	1,256,962
			5,772,157
	Commercial & Professional Services — 0.5%
	Commercial Services & Supplies — 0.5%
[a,c]	Element Fleet Management Corp., 6.271% due 6/26/2026	1,250,000	1,267,713
			1,267,713
	Consumer Discretionary Distribution & Retail — 0.8%
	Specialty Retail — 0.8%
[a]	Genuine Parts Co., 4.684% due 8/4/2025	2,250,000	2,240,225
			2,240,225
	Consumer Services — 0.7%
	Hotels, Restaurants & Leisure — 0.7%
	Starbucks Corp., 4.75% due 2/15/2026	2,000,000	2,000,360
			2,000,360
	Consumer Staples Distribution & Retail — 1.2%
	Consumer Staples Distribution & Retail — 1.2%
[a]	7-Eleven, Inc., 0.95% due 2/10/2026	2,250,000	2,199,915
[a]	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.25% due 3/15/2026	940,000	927,084
			3,126,999
	Energy — 3.3%
	Oil, Gas & Consumable Fuels — 3.3%
	Boardwalk Pipelines LP, 5.95% due 6/1/2026	1,250,000	1,260,388
[a]	Energy Transfer LP, 5.625% due 5/1/2027	1,000,000	1,000,460
[a]	Gray Oak Pipeline LLC, 2.60% due 10/15/2025	2,321,000	2,300,970
[a]	Gulfstream Natural Gas System LLC, 6.19% due 11/1/2025	1,750,000	1,755,547
	NuStar Logistics LP, 6.00% due 6/1/2026	1,000,000	1,003,940
	Plains All American Pipeline LP/PAA Finance Corp., 4.65% due 10/15/2025	1,500,000	1,498,905
			8,820,210

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Equity Real Estate Investment Trusts (REITs) — 2.0%
	Diversified REITs — 2.0%
	American Tower Corp., 1.60% due 4/15/2026	$1,250,000	$ 1,221,900
	Crown Castle, Inc., 1.35% due 7/15/2025	1,218,000	1,216,270
	Equinix, Inc., 1.25% due 7/15/2025	2,250,000	2,245,883
	SBA Tower Trust,
[a]	1.631% due 5/15/2051	500,000	479,721
[a]	1.884% due 7/15/2050	350,000	344,283
			5,508,057
	Financial Services — 1.9%
	Capital Markets — 1.9%
	Ares Capital Corp., 3.25% due 7/15/2025	1,500,000	1,498,485
[a]	Blue Owl Technology Finance Corp., 4.75% due 12/15/2025	1,250,000	1,243,500
	Hercules Capital, Inc., 2.625% due 9/16/2026	1,500,000	1,453,200
[a]	LPL Holdings, Inc., 4.625% due 11/15/2027	1,000,000	997,230
			5,192,415
	Food, Beverage & Tobacco — 3.2%
	Beverages — 1.0%
[a,c]	Bacardi Ltd., Series 2025-SF1 Class B, 2.75% due 7/15/2026	1,000,000	978,970
[b]	Keurig Dr. Pepper, Inc., 4.949% (SOFR + 0.58%) due 11/15/2026	1,750,000	1,752,380
	Food Products — 0.2%
	Conagra Brands, Inc., 5.30% due 10/1/2026	500,000	505,115
	Tobacco — 2.0%
	Altria Group, Inc., 4.40% due 2/14/2026	1,500,000	1,497,765
[c]	BAT International Finance plc, 1.668% due 3/25/2026	2,250,000	2,202,750
[a,c]	Imperial Brands Finance plc, 3.50% due 7/26/2026	1,750,000	1,728,650
			8,665,630
	Health Care Equipment & Services — 1.2%
	Health Care Providers & Services — 1.2%
	HCA, Inc., 5.25% due 6/15/2026	1,700,000	1,702,431
[a]	Highmark, Inc., 1.45% due 5/10/2026	1,500,000	1,454,055
			3,156,486
	Insurance — 3.3%
	Insurance — 3.3%
[a]	Equitable Financial Life Global Funding, 1.30% due 7/12/2026	1,000,000	970,780
[a]	F&G Global Funding, 5.15% due 7/7/2025	1,500,000	1,500,000
[a]	GA Global Funding Trust, 1.625% due 1/15/2026	2,000,000	1,966,700
	Horace Mann Educators Corp., 4.50% due 12/1/2025	1,980,000	1,976,376
[b]	Marsh & McLennan Cos., Inc., 5.061% (SOFRINDX + 0.70%) due 11/8/2027	751,000	751,631
[a]	Prudential Insurance Co. of America, 8.30% due 7/1/2025	1,000,000	1,000,000
[a]	Reliance Standard Life Global Funding II, 5.243% due 2/2/2026	850,000	851,632
			9,017,119
	Materials — 3.7%
	Chemicals — 0.4%
[a]	International Flavors & Fragrances, Inc., 1.23% due 10/1/2025	966,000	956,726
	Containers & Packaging — 3.3%
	Ball Corp., 4.875% due 3/15/2026	1,325,000	1,323,595
	Berry Global, Inc.,
	1.57% due 1/15/2026	750,000	735,765
[a]	4.875% due 7/15/2026	1,750,000	1,749,930
[a]	Graphic Packaging International LLC, 1.512% due 4/15/2026	1,000,000	973,620
[a]	Sealed Air Corp., 1.573% due 10/15/2026	1,250,000	1,198,888
[a]	Silgan Holdings, Inc., 1.40% due 4/1/2026	2,000,000	1,946,000
	Sonoco Products Co., 4.45% due 9/1/2026	1,000,000	999,050
			9,883,574
	Media & Entertainment — 1.0%
	Media — 1.0%
	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908% due 7/23/2025	1,750,000	1,749,808
[a]	Sirius XM Radio LLC, 3.125% due 9/1/2026	975,000	957,060

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
			2,706,868
	Pharmaceuticals, Biotechnology & Life Sciences — 3.0%
	Biotechnology — 1.2%
	Amgen, Inc., 5.507% due 3/2/2026	$ 250,000	$ 250,010
	Illumina, Inc., 4.65% due 9/9/2026	850,000	850,986
[c]	Royalty Pharma plc, 1.20% due 9/2/2025	2,000,000	1,985,860
	Pharmaceuticals — 1.8%
[a]	Bayer U.S. Finance II LLC, 4.25% due 12/15/2025	1,750,000	1,745,065
[a]	CVS Health Corp., 5.268% due 9/22/2025	2,000,000	1,976,345
[a]	PRA Health Sciences, Inc., 2.875% due 7/15/2026	500,000	488,020
	Viatris, Inc., 2.30% due 6/22/2027	750,000	714,802
			8,011,088
	Semiconductors & Semiconductor Equipment — 1.0%
	Semiconductors & Semiconductor Equipment — 1.0%
	Intel Corp., 3.70% due 7/29/2025	1,500,000	1,497,930
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	1,250,000	1,215,387
			2,713,317
	Software & Services — 1.8%
	Software — 1.8%
	Activision Blizzard, Inc., Series 2020-3 Class D, 3.40% due 9/15/2026	1,355,000	1,330,298
	CA, Inc., 4.70% due 3/15/2027	1,188,000	1,187,145
[a]	Fair Isaac Corp., 5.25% due 5/15/2026	1,000,000	1,000,120
	Fidelity National Information Services, Inc., 1.15% due 3/1/2026	1,242,000	1,214,167
			4,731,730
	Technology Hardware & Equipment — 1.0%
	Electronic Equipment, Instruments & Components — 0.4%
	Hubbell, Inc., 3.35% due 3/1/2026	1,248,000	1,237,105
	Technology Hardware, Storage & Peripherals — 0.6%
	Dell International LLC/EMC Corp., 6.02% due 6/15/2026	1,500,000	1,514,385
			2,751,490
	Telecommunication Services — 1.5%
	Diversified Telecommunication Services — 0.8%
[a,c]	NBN Co. Ltd., 1.45% due 5/5/2026	1,000,000	975,600
[a,c]	TELUS Corp., due 7/11/2025	1,000,000	998,611
	Wireless Telecommunication Services — 0.7%
	T-Mobile USA, Inc., 2.25% due 2/15/2026	2,000,000	1,969,620
			3,943,831
	Transportation — 0.5%
	Transportation Infrastructure — 0.5%
[a]	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.75% due 5/24/2026	1,250,000	1,260,913
			1,260,913
	Utilities — 10.7%
	Electric Utilities — 10.0%
	AES Corp., 1.375% due 1/15/2026	1,665,000	1,633,365
[a]	Alliant Energy Finance LLC, 1.40% due 3/15/2026	715,000	693,314
	Ameren Illinois Co., 4.662% due 8/1/2025	2,500,000	2,490,140
	American Electric Power Co., Inc., Series N, 1.00% due 11/1/2025	1,742,000	1,720,138
[a]	Avangrid, Inc., 4.585% due 7/22/2025	1,500,000	1,496,054
	Dominion Energy, Inc., Series A, 1.45% due 4/15/2026	945,000	922,415
[a,c]	Electricite de France SA, 3.625% due 10/13/2025	2,479,000	2,469,431
[a,c]	Enel Finance International NV, 7.05% due 10/14/2025	1,000,000	1,005,260
	Entergy Corp., 0.90% due 9/15/2025	868,000	861,117
	Eversource Energy, Series Q, 0.80% due 8/15/2025	1,750,000	1,740,847
[a]	FirstEnergy Pennsylvania Electric Co., 5.15% due 3/30/2026	2,250,000	2,255,512
[a]	New York State Electric & Gas Corp., 3.25% due 12/1/2026	750,000	738,908
[a]	NextEra Energy Capital Holdings, Inc., 4.727% due 8/19/2025	2,500,000	2,484,245
[a]	NRG Energy, Inc., 2.00% due 12/2/2025	1,290,000	1,269,683
[b]	Pacific Gas & Electric Co., 5.339% (SOFRINDX + 0.95%) due 9/4/2025	1,325,000	1,324,457

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Public Service Enterprise Group, Inc., 0.80% due 8/15/2025	$1,750,000	$ 1,740,462
[b]	Southern Co., Series B, 4.00% (5-Yr. CMT + 3.730%) due 1/15/2051	1,000,000	994,650
	Southern Power Co., 0.90% due 1/15/2026	1,000,000	979,210
	Gas Utilities — 0.7%
[a]	Brooklyn Union Gas Co., 3.407% due 3/10/2026	1,000,000	989,870
	Spire, Inc., 5.30% due 3/1/2026	1,000,000	1,003,470
			28,812,548
	Total Corporate Bonds (Cost $122,619,276)		122,665,635
	Convertible Bonds — 0.5%
	Consumer Discretionary Distribution & Retail — 0.5%
	Broadline Retail — 0.5%
	Airbnb, Inc., Series 2025-1A Class D, Zero Coupon due 3/15/2026	1,500,000	1,446,690
			1,446,690
	Total Convertible Bonds (Cost $1,446,659)		1,446,690
	Short-Term Investments — 14.3%
	Mutual Fund — 10.1%
[d]	Thornburg Capital Management Fund	2,700,691	27,006,908
	Total Mutual Fund (Cost $27,006,908)		27,006,908
	U.S. Treasury Securities — 4.2%
	U.S. Treasury Bills,
	4.235% due 10/30/2025	5,000,000	4,931,223
	4.291% due 11/20/2025	3,000,000	2,950,968
	4.462% due 8/19/2025	3,500,000	3,479,175
	Total U.S. Treasury Securities (Cost $11,361,366)		11,361,366
	Total Short-Term Investments (Cost $38,368,274)		38,368,274
	Total Investments — 102.1% (Cost $274,395,468)		$274,470,858
	Liabilities Net of Other Assets — (2.1)%		(5,623,143)
	Net Assets — 100.0%		$268,847,715

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $145,638,530, representing 54.17% of the Fund’s net assets.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2025.
c	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
d	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DAC	Designated Activity Company
Mtg	Mortgage
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SOFR90A	Secured Overnight Financing Rate 90-Day Average
SOFRINDX	Secured Overnight Financing Rate Index
TSFR1M	Term SOFR 1 Month
UMBS	Uniform Mortgage-Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Ultra Short Income Fund	June 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Ultra Short Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/24	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/25	Dividend Income
Thornburg Capital Mgmt. Fund	$24,144,899	$240,271,420	$(237,409,411)	$-	$-	$27,006,908	$833,779